Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 07, 2018
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Dec. 07, 2018
Document Effective Date	Dec. 07, 2018
Prospectus Date	Dec. 07, 2018
Entity Inv Company Type	N-1A
IQ 500 International ETF | IQ 500 International ETF
Risk/Return:
Trading Symbol	IQIN
IQ 500 ETF | IQ 500 ETF
Risk/Return:
Trading Symbol	IQUS